Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Mar. 31, 2017
Issued Shares						5,500,000	5,500,000
Revenue generated	$ 1,995		$ 86,329
Consulting Agreement	5,000		15,000
Services Agreement	$ 266,600		471,966
Promissory notes			370,556
Amortization			22,014
Convertible notes payable					$ 197,358
Accrued interest, convertible notes payable			6,005		5,508	$ 13,002
Loans payable						141,000	$ 133,000
Accrued interest, loans payable		$ 2,343	$ 6,005	$ 4,553		13,002	12,283
Interest expense, related party					$ 11,698	$ 719	$ 7,257
Class B Common Stock
Issued Shares								275,312
Company acquired Shares								175,000
Sale of an additional Shares								37,500